Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Based Compensation

Note 3: Stock Based Compensation

For the nine months ended September 30, 2012 and 2011, the Company recorded compensation costs for options and stock grants amounting to $662,981 and $661,750 respectively. A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the tax effect of the financial statement expense recorded. The tax effect of the income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital. No tax deduction is allowed for incentive stock options (ISO). Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

Management has valued the options at their date of grant utilizing the Black Scholes option pricing model. As of the issuance of these consolidated financial statements, there was not a public market for the Company shares. Accordingly, the fair value of the underlying shares was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

The fair value of options granted in the nine months ended September 30, 2012 was determined using the following assumptions:

•	Volatility factors of 91-97% were based on similar companies;
•	Expected terms of 5 years based on one-half of the average of the vesting term and the ten year expiration of the option grant;
•	A dividend rate of zero; and
•	The risk free rate was the treasury rate with a maturity of the expected term (0.62% to 1.05%).

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price

Outstanding at January 1, 2011	566,424	$2.11
Options granted during 2011	1,382,538	$2.96
Options exercised during 2011	0
Options forfeited during 2011	365,871	$2.62
Outstanding at December 31, 2011	1,583,091	$2.73
Exercisable at December 31, 2011	1,147,909	$2.49
Options granted during 2012	435,353	$1.06
Options exercised during 2012	0
Options forfeited during 2012	0
Outstanding at September 30, 2012	2,018,444	$2.37
Exercisable at September 30, 2012	1,669,303	$2.48

The following table summarizes the status of the Company’s aggregate non-vested shares:

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date

Non-vested at December 31, 2010	206,310	$1.07
Granted in 12 months ended December 31, 2011	1,382,538	$2.10
Forfeited in 12 months ended December 31, 2011	365,871	$1.76
Vested in 12 months ended December 31, 2011	941,599	$1.61
Non-vested at December 31, 2011	435,182	$1.66
Exercisable at December 31, 2011	1,147,909	$1.30
Outstanding at December 31, 2011	1,583,091	$1.40
Granted in nine months ended September 30, 2012	435,353	$0.43
Forfeited in nine months ended September 30, 2012	-	$-
Vested in nine months ended September 30, 2012	521,394	$1.08
Non-vested at September 30, 2012	349,141	$0.93
Exercisable at September 30, 2012	1,669,303	$1.24
Outstanding at September 30, 2012	2,018,444	$1.19

Per employment agreements with each of Dr. Shell and Mr. Giffoni (the “TMP Insiders”), each dated September 1, 2010 and amended on January 31, 2011, the TMP Insiders are entitled to 500,000 shares of common stock and annual base salary and benefits for the longer of the remaining term of the employment agreement or 30 months in the event the TMP Insider is terminated without cause by us or with cause by the TMP Insider. We would have “cause” to terminate the employment relationship upon (i) a TMP Insider’s conviction of or a plea of nolo contendere for the commission of a felony or (ii) the TMP Insider’s willful failure to substantially perform the TMP Insider’s duties under the employment agreement. A TMP Insider will have “cause” to terminate the employment relationship with us in the event any of the following circumstances are not remedied within 30 days of our receipt of a notice of termination from the TMP Insider: (i) a material change in the TMP Insider’s duties or a material limitation of the TMP Insider’s powers; (ii) a failure to elect the TMP Insider to the management position specified in such TMP Insider’s employment agreement or a reduction of the TMP Insider’s annual base salary; (iii) our failure to continue in effect any benefit plan in effect upon the execution of the initial employment agreement, (iv) a material breach by us of the employment agreement and (v) a change in control (which is defined in the TMP Insiders’ employment agreements). Amendment No. 1 to each of the TMP Insiders’ employment agreements deleted the change in control provisions.

Pursuant to the employment agreements, the TMP Insiders are also entitled to receive incentive stock options ranging from 7,394 options to 110,917 options, each at an exercise price of $3.49 per share (which numbers have been adjusted for the Reorganization), in the event we achieve certain EBITDA targets ranging from $50,000,000 to $250,000,000. The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

The fair value of warrants issued in connection with certain loans made by related parties during the three months ended September 30, 2012 was determined using the Black Scholes Option Pricing Model with the following assumptions:

•	Stock price of $0.61
•	Exercise price of $1.00
•	Volatility factor of 91% based on similar companies;
•	Expected term of 5 years based on the term of the warrant;
•	A dividend rate of zero; and
•	The risk free rate of .90-1.05%

The following table summarizes the status of the Company’s outstanding warrants

		Number of	Exercise	Expiration
Issue Date	Issued to	Warrants	Price	Date

08/19/11	EC and WS Family Trust	43,568	$3.38	08/19/16
09/01/11	EC and WS Family Trust	23,237	$3.38	09/01/16
09/23/11	EC and WS Family Trust	15,104	$3.38	09/23/16
09/28/11	EC and WS Family Trust	58,091	$3.38	09/28/16
10/17/11	EC and WS Family Trust	50,296	$3.38	10/17/16
10/20/11	EC and WS Family Trust	36,982	$3.38	10/20/16
11/08/11	EC and WS Family Trust	35,503	$3.38	11/08/16
11/22/11	EC and WS Family Trust	41,420	$3.38	11/22/16
12/07/11	EC and WS Family Trust	34,024	$3.38	12/07/16
01/04/12	EC and WS Family Trust	8,876	$3.38	01/04/17
01/18/12	EC and WS Family Trust	7,396	$3.38	01/18/17
01/19/12	EC and WS Family Trust	29,586	$3.38	01/19/17
01/31/12	EC and WS Family Trust	59,172	$3.38	01/31/17
02/01/12	EC and WS Family Trust	73,964	$3.38	02/01/17
02/15/12	EC and WS Family Trust	59,172	$3.38	02/15/17
02/29/12	EC and WS Family Trust	71,006	$3.38	03/01/17
03/15/12	EC and WS Family Trust	22,189	$3.38	03/15/17
03/28/12	EC and WS Family Trust	44,379	$3.38	03/28/17
06/22/12	EC and WS Family Trust	250,000	$1.00	04/11/17
06/22/12	EC and WS Family Trust	100,000	$1.00	04/19/17
06/22/12	EC and WS Family Trust	200,000	$1.00	04/26/17
06/22/12	EC and WS Family Trust	150,000	$1.00	05/02/17
06/22/12	EC and WS Family Trust	110,000	$1.00	05/10/17
06/22/12	EC and WS Family Trust	220,000	$1.00	05/24/17
06/22/12	EC and WS Family Trust	190,000	$1.00	05/25/17
06/22/12	EC and WS Family Trust	175,000	$1.00	06/13/17
06/27/12	EC and WS Family Trust	220,000	$1.00	06/27/17
07/05/12	EC and WS Family Trust	95,000	$1.00	07/05/17
09/26/12	Fred Sahakian	25,000	$1.00	09/26/17
09/26/12	AFH Holding and Advisory, LLC	1,038,981	$1.00	09/26/17
		3,487,946

As approved on July 27, 2012, warrants issued by the Company after June 30, 2012 will contain a provision such that if and whenever the Company shall either (i) reduce, or be deemed to have reduced, the exercise price or conversion price of any of its outstanding warrants to purchase shares of Common Stock of the Company, or any other security exercisable for, or convertible into, shares of Common Stock of the Company, to a price lower than the Exercise Price of the Warrant in effect immediately prior to the time of such reduction, or (ii) issues or sells, or is deemed to have issued or sold, any additional warrants to purchase shares of Common Stock of the Company, or any other security exercisable for, or convertible into, shares of Common Stock of the Company, with a price lower than the Exercise Price of the Warrant in effect immediately prior to the time of such issuance or sale, then, and in each such case, the then-existing Exercise Price of the Warrant shall be reduced to a price equal to the exercise price or conversion price of such amended or newly-issued or sold security.

Note 4: Stock Based Compensation

For the 12 months ended December 31, 2011 and 2010, the Company recorded compensation costs for options amounting to $1,363,918 and $83,505 respectively. . A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the tax effect of the financial statement expense recorded. The tax effect of the income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital. No tax deduction is allowed for incentive stock options (ISO). Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

Management has valued the options at their date of grant utilizing the Black Scholes option pricing model. As of the issuance of these financial statements, there was not a public market for the Company shares. Accordingly, the fair value of the underlying shares was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

The fair value of options granted in the 12 months ended December 31, 2011 was determined using the following assumptions:

•	Volatility factors of 83-97% were based on similar companies;
•	Expected terms of 5.25-6 years based on one-half of the average of the vesting term and the ten year expiration of the option grant;
•	A dividend rate of zero; and
•	The risk free rate was the treasury rate with a maturity of the expected term (.90% to 2.46%).

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price

Outstanding at January 1, 2011	566,424	$2.11
Options granted during 2011	1,382,538	$2.96
Options exercised during 2011	0
Options forfeited during 2011	365,871	$2.62
Outstanding at December 31, 2011	1,583,091	$2.73
Exercisable at December 31, 2011	1,147,909	$2.49

The following table summarizes the status of the Company’s aggregate non-vested shares

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date

Non-vested at December 31, 2010	206,310	$1.07
Granted in 12 months ended December 31, 2011	1,382,538	$2.10
Forfeited in 12 months ended December 31, 2011	365,871	$1.76
Vested in 12 months ended December 31, 2011	941,599	$1.61
Non-vested at December 31, 2011	435,182	$1.66
Exercisable at December 31, 2011	1,147,909	$1.30
Outstanding at December 31, 2011	1,583,091	$1.40

Per employment agreements with each of Dr. Shell, Ms. Charuvastra and Mr. Giffoni (the “TMP Insiders”), each dated September 1, 2010 and amended on January 31, 2011, the TMP Insiders are entitled to 500,000 shares of common stock and annual base salary and benefits for the longer of the remaining term of the employment agreement or 30 months in the event the TMP Insider is terminated without cause by us or with cause by the TMP Insider. We would have “cause” to terminate the employment relationship upon (i) a TMP Insider’s conviction of or a plea of nolo contendere for the commission of a felony or (ii) the TMP Insider’s willful failure to substantially perform the TMP Insider’s duties under the employment agreement. A TMP Insider will have “cause” to terminate the employment relationship with us in the event any of the following circumstances are not remedied within 30 days of our receipt of a notice of termination from the TMP Insider: (i) a material change in the TMP Insider’s duties or a material limitation of the TMP Insider’s powers; (ii) a failure to elect the TMP Insider to the management position specified in such TMP Insider’s employment agreement or a reduction of the TMP Insider’s annual base salary; (iii) our failure to continue in effect any benefit plan in effect upon the execution of the initial employment agreement, (iv) a material breach by us of the employment agreement and (v) a change in control (which is defined in the TMP Insiders’ employment agreements). Amendment No. 1 to each of the TMP Insiders’ employment agreements deleted the change in control provisions.

Pursuant to the employment agreements, the TMP Insiders are also entitled to receive incentive stock options ranging from 7,394 options to 110,917 options, each at an exercise price of $3.49 per share (which numbers have been adjusted for the Reorganization), in the event we achieve certain EBITDA targets ranging from $50,000,000 to $250,000,000. The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

The fair value of warrants issued in connection with certain loans made by related parties during the 12 months ended December 31, 2011 was determined using the Black Scholes Option Pricing Model with the following assumptions:

•	Stock price of $2.55
•	Exercise price of $3.38
•	Volatility factor of 96.66% based on similar companies;
•	Expected term of 5 years based on the term of the warrant;
•	A dividend rate of zero; and
•	The risk free rate of 0.90%

The following table summarizes the status of the Company’s outstanding warrants

	Note	Interest	Number of	Value of	Discounted
Date	Amount	Rate	Shares	Warrant	Note Value

08/19/11	$150,000	3.95%	43,568	$76,220	$73,780
09/01/11	$80,000	3.95%	23,237	$40,651	$39,349
09/23/11	$52,000	3.95%	15,104	$26,423	$25,577
09/28/11	$200,000	3.95%	58,091	$101,627	$98,373
10/17/2011	$170,000	3.95%	50,296	$87,989	$82,011
10/20/2011	$125,000	3.95%	36,982	$64,698	$60,302
11/8/2011	$120,000	3.95%	35,503	$62,110	$57,890
11/22/2011	$140,000	3.95%	41,420	$72,462	$67,538
12/7/2011	$115,000	3.95%	34,024	$59,522	$55,478
as of 12/31/11			338,225	$591,702	$560,298